Employee benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements (gains) / losses
Total recognized in other comprehensive income	$ (996.6)	₨ (72,858.7)	₨ 88,029.9	₨ (25,612.6)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	0.2	15.9	15.2	59.9
Actuarial (gains) / losses arising from changes in financial assumptions	(2.9)	(213.5)	123.8	368.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(2.7)	(196.6)	(598.7)	(213.4)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities	2.1	150.4
Total recognized in other comprehensive income	(3.3)	(243.8)	(459.7)	214.8
Total recognized in income statement and other comprehensive income	$ 4.3	₨ 308.5	₨ 78.0	₨ 741.6